PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Sep. 30, 2018
Property, Plant and Equipment [Abstract]
Schedule of property and equipment

Property and equipment consist of the following as of September 30, 2018 and 2017:

	2018	2017
Office equipment and computers	$133,089	$143,897
Furniture and fixtures	16,280	16,280
Leasehold improvements	5,756	4,054
Total	155,125	164,231
Less: accumulated depreciation	(140,339)	(160,747)

Net property and equipment	$14,786	$3,484

Schedule of estimated useful lives of assets

Depreciation is computed on a straight-line basis over the estimated useful lives of the assets, which were as follows:

Life
Office equipment and computers	3 years
Furniture and fixtures	5 years
Leasehold improvements	Shorter of 5 years or related lease term